Principal Accounting Policies - Summary of Revenue Related to Performance Obligation (Detail) ¥ in Thousands	Dec. 31, 2022 CNY (¥)
Summary of Revenue Related to Performance Obligation [Abstract]
2023	¥ 445,620
2024 and after	73,354
Revenue expected to be recognized	¥ 518,974